Debt	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Debt

NOTE 6 — DEBT

On October 15, 2012, HD Supply, Inc. issued $1,000 million of 11.5% Senior Notes due 2020 (the “11.5% Senior Notes”) at par. As a result of the issuance, the Company incurred $18 million in debt issuance costs, of which $15 million was paid as of October 28, 2012. The Company committed to use the net proceeds from the 11.5% Senior Notes issuance to redeem $930 million of the Company’s outstanding 13.5% Senior Subordinated Notes, subject to the required thirty-day notification period.

As of October 28, 2012, the Company holds $985 million in cash classified as Cash restricted for debt redemption in the Consolidated Balance Sheets for the redemption of $930 million of the 13.5% Senior Subordinated Notes, payment of a $31 million premium to redeem the debt prior to maturity and $23 million of accrued interest. See Note 15, Subsequent Events.

On April 12, 2012, HD Supply, Inc. consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

•	the issuance of $950 million of its 8.125% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”);

•	the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”);

•	the issuance of approximately $757 million of its 14.875% Senior Notes due 2020 (the “14.875% Senior Notes”);

•	entry into a new senior term facility (the “Senior Term Facility”) maturing in 2017 and providing for term loans in an aggregate principal amount of $1,000 million; and

•

entry into a new senior asset based lending facility (the “ABL Facility”) maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million.

The proceeds of the First Priority Notes, the Second Priority Notes, the 14.875% Senior Notes, the Senior Term Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Existing Senior Secured Credit Facility (Senior Secured Credit Facility dated as of August 30, 2007), (ii) repay all amounts outstanding under the Existing ABL Credit Facility (ABL Credit Facility dated as of August 30, 2007), (iii) repurchase all remaining outstanding Old Senior Notes (12.0% Senior Notes dated as of August 30, 2007) and (iv) pay related fees and expenses.

On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its 8 1/8% First Priority Notes due 2019 (the “Additional Notes”) at a premium of 107.5%. At closing, the Company received approximately $317 million, net of transaction fees. The Additional Notes were issued under the indenture pursuant to which HD Supply previously issued $950 million aggregate principal amount of 8 1/8% First Priority Notes due 2019, all of which remains outstanding. The net proceeds from the sale of the Additional Notes were applied to reduce outstanding borrowings under the Company’s ABL facility.

As a result of the Refinancing Transactions and the issuance of the Additional Notes, the Company incurred $80 million in debt issuance costs, all of which was paid as of October 28, 2012, and recorded a $220 million loss on extinguishment, which included a $150 million premium payment to redeem the Old Senior Notes, $46 million to write-off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write-off the remaining unamortized Other asset associated with Home Depot’s guarantee of the Company’s payment obligations for principal and interest under the Term Loan under the Existing Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

Unamortized deferred debt costs

In accordance with ASC 470, Debt, the Company determined that all of the redemption of Old Senior Notes was an extinguishment as either the original note holders were unknown or the refinancing was considered a “substantial” change. As a result of the extinguishment, the Company wrote-off approximately $24 million in unamortized deferred financing charges associated with the Old Senior Notes. Similarly, under ASC 470, approximately $834 million of the Existing ABL Credit Facility and approximately $1,169 million of the Existing Senior Secured Credit Facility were deemed extinguishments, with the remaining portions considered modifications. As a result of the extinguishment, the Company wrote-off approximately $22 million of $42 million in unamortized deferred financing charges associated with these credit agreements.

Long-term debt as of October 28, 2012 and January 29, 2012 consisted of the following (dollars in millions):

	October 28, 2012		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due April 12, 2017	$395	2.21	$—	—
Term Loan due October 12, 2017, net of unamortized discount of $27 million as of October 28, 2012	970	7.25	—	—
8.125% First Priority Notes due April 15, 2019, including unamortized premium of $22 million as of October 28, 2012	1,272	8.13	—	—
11.0% Second Priority Notes due April 15, 2020	675	11.00	—	—
11.5% Senior Notes due July 15, 2020	1,000	11.50
14.875% Senior Notes due October 12, 2020, net of unamortized discount of $29 million as of October 28, 2012	784	14.88	—	—
Term Loan due August 30, 2012	—	—	73	1.53
Term Loan due April 1, 2014	—	—	855	3.03
ABL Term Loan due April 1, 2014	—	—	214	3.56
12.0% Senior Notes due September 1, 2014	—	—	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,819	13.50	1,820	13.50

Total long-term debt	$6,915		5,462
Less current installments	(940)		(82)

Long-term debt, excluding current installments	$5,975		$5,380

(1)	Represents the stated rate of interest, without including the effect of discounts or premiums.

11.5% Senior Notes due 2020

The Company issued $1,000 million of its 11.5% Senior Notes under an Indenture, dated, and amended, as of October 15, 2012 (“11.5% Senior Notes Indenture”) among the Company, certain subsidiaries of the Company as guarantors (the “Subsidiary Guarantors”) and the Trustee. The 11.5% Senior Notes will bear interest at a rate of 11.5% per annum and will mature on July 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

The 11.5% Senior Notes are unsecured senior indebtedness of the Company and rank equal in right of payment with all of the Company’s existing and future senior indebtedness, senior in right of payment to all of the Company’s existing and future subordinated indebtedness, and effectively subordinated to all of the Company’s existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

The 11.5% Senior Notes are guaranteed, on a senior unsecured basis, by each of the Company’s direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL facility or that guarantees the Company’s obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the 11.5% Senior Notes Indenture.

Redemption

The Company may redeem the 11.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 11.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

In addition, at any time prior to October 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 11.5% Senior Notes with the proceeds of certain equity offerings at a redemption price of 111.50% of the principal amount in respect of the 11.5% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 11.5% Senior Notes are redeemed, an aggregate principal amount of 11.5% Senior Notes equal to at least 50% of the original aggregate principal amount of 11.5% Senior Notes must remain outstanding immediately after each such redemption of 11.5% Senior Notes.

8 1/8% Senior Secured First Priority Notes due 2019

The Company issued $950 million of its First Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the “First Priority Indenture”) among the Company, certain subsidiaries of the Company, as guarantors (the “Subsidiary Guarantors”), the Trustee, and the Note Collateral Agent. On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its First Priority Notes (the “Additional Notes”) at a premium of 107.5%. The First Priority Notes bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

The First Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of our existing and future senior indebtedness and senior in right of payment to all of our existing and future subordinated indebtedness.

The First Priority Notes are guaranteed, on a senior secured basis, by each of the Company’s Wholly Owned Domestic Subsidiaries (as defined in the First Priority Indenture) (other than an Excluded Subsidiary (as defined in the First Priority Indenture)) and by each of the Company’s other Domestic Subsidiaries (as defined in the First Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the First Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the First Priority Indenture.

Collateral

The First Priority Notes and the related guarantees are secured by a first-priority security interest in substantially all of the tangible and intangible assets of the Company and the Subsidiary Guarantors (other than the ABL Priority Collateral, in which the First Priority Notes and the related guarantees have a second priority security interest), including pledges of all Capital Stock of the Company’s Restricted Subsidiaries directly owned by the Company and the Subsidiary Guarantors (but only up to 65% of each series of Capital Stock of each direct Foreign Subsidiary owned by the Company or any Subsidiary Guarantor), subject to certain thresholds, exceptions and permitted liens, and excluding any Excluded Assets (as defined in the First Priority Indenture) and Excluded Subsidiary Securities (as defined in the First Priority Indenture) (the “Cash Flow Priority Collateral”).

In addition, the First Priority Notes and the related guarantees are secured by a second-priority security interest in substantially all of the Company’s and the Subsidiary Guarantors’ present and future assets which secure the Company’s obligations under the ABL Facility on a first priority basis, including accounts receivable, inventory and other related assets and all proceeds thereof, subject to permitted liens. Such assets are referred to as the “ABL Priority Collateral.” (The Cash Flow Priority Collateral and the ABL Priority Collateral together are referred to herein as the “Collateral.”)

Redemption

The Company may redeem the First Priority Notes, in whole or in part, at any time (1) prior to April 15, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the First Priority Indenture and (2) on and after April 15, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the First Priority Notes with the proceeds of certain equity offerings at a redemption price of 108.125% of the principal amount in respect of the First Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the First Priority Notes are redeemed, an aggregate principal amount of First Priority Notes equal to at least 50% of the original aggregate principal amount of First Priority Notes must remain outstanding immediately after each such redemption of First Priority Notes.

11% Senior Secured Second Priority Notes due 2020

The Company issued $675 million of its Second Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the “Second Priority Indenture”), among the Company, the Subsidiary Guarantors, the Trustee, and the Note Collateral Agent. The Second Priority Notes bear interest at a rate of 11% per annum and will mature on April 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

The Second Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The Second Priority Notes are guaranteed, on a senior secured basis, by each of the Company’s Wholly Owned Domestic Subsidiaries (as defined in the Second Priority Indenture), other than an Excluded Subsidiary (as defined in the Second Priority Indenture), and by each of the Company’s other Domestic Subsidiaries (as defined in the Second Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the Second Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the Second Priority Indenture.

Collateral

The Second Priority Notes and the related guarantees are secured by a second-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Second Priority Notes and the related guarantees are secured by a third-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Redemption

The Company may redeem the Second Priority Notes, in whole or in part, at any time (1) prior to April 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Second Priority Indenture and (2) on and after April 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Second Priority Notes with the proceeds of certain equity offerings at a redemption price of 111.000% of the principal amount in respect of the Second Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Second Priority Notes are redeemed, an aggregate principal amount of Second Priority Notes equal to at least 50% of the original aggregate principal amount of Second Priority Notes must remain outstanding immediately after each such redemption of Second Priority Notes.

14.875% Senior Notes due 2020

The Company issued $757 million (net of $30 million of original issue discount) of its 14.875% Senior Notes under an Indenture, dated as of April 12, 2012 (the “14.875% Senior Notes Indenture”), among the Company, the Subsidiary Guarantors and Wilmington Trust, National Association, as Trustee to investment funds associated with Bain Capital Partners, LLC, Carlyle Investment Management, LLC and Clayton, Dubilier & Rice, LLC, the Equity Sponsors. The 14.875% Senior Notes bear interest at a rate of 14.875% per annum and will mature on October 12, 2020. Interest will be paid semi-annually in arrears on each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 shall be paid in kind (“PIK”) and therefore increase the balance of the outstanding indebtedness rather than paid in cash. On October 12, 2012, the Company made a PIK payment of $56 million, increasing the outstanding principal balance to $813 million. As a result of the PIK payment and the amortization of the original issue discount, the net book value of the 14.875% Senior Notes as of October 28, 2012 was $784 million.

Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the Old Senior Notes which they exchanged in a non-cash transaction for their investment in the 14.875% Senior Notes.

The 14.875% Senior Notes and the guarantees thereof are the Company’s and the guarantors’ senior unsecured indebtedness and rank equally in right of payment to all existing and future senior unsecured indebtedness of the Company and the guarantors and rank senior in right of payment to all existing and future subordinated obligations of the Company and the guarantors.

Redemption

The Company may redeem the 14.875% Senior Notes, in whole or in part, at any time (1) prior to April 12, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 14.875% Senior Notes Indenture and (2) on and after April 12, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 12 of the years set forth below.

Year	Percentage
2015	111.1563%
2016	107.4375%
2017	103.7188%
2018 and thereafter	100.0000%

In addition, at any time prior to April 12, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 14.875% Senior Notes with the proceeds of certain equity offerings at a redemption price of 114.875% of the principal amount in respect of the 14.875% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 14.875% Senior Notes are redeemed, an aggregate principal amount of 14.875% Senior Notes equal to at least 50% of the original aggregate principal amount of 14.875% Senior Notes must remain outstanding immediately after each such redemption of 14.875% Senior Notes.

On or after April 12, 2017, the Company will be required to redeem or pay portions of the 14.875% Senior Notes in amounts intended to ensure the 14.875% Senior Notes are not treated as applicable high yield discount obligations for U.S. federal income tax purposes.

First Priority Notes and Second Priority Notes (collectively the “Priority Notes”) and 11.5% Senior Notes and 14.875% Senior Notes (collectively the “Senior Notes”)

Offer to Repurchase

In the event of certain events that constitute a Change of Control (as defined in the First Priority Indenture and Second Priority Indenture, collectively the “Priority Indentures” and the 11.5% Senior Notes Indentures and the 14.875% Senior Notes Indenture, collectively the “Senior Indentures”), the Company must offer to repurchase all of the Priority Notes and Senior Notes (unless otherwise redeemed) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repurchase date. If the Company sells assets under certain circumstances, the Company must use the proceeds to make an offer to purchase the Priority Notes and Senior Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

Covenants

The Priority Indentures and Senior Indentures contain covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company’s restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; and enter into certain transactions with the Company’s affiliates. Most of these covenants will cease to apply for so long as the Priority Notes and Senior Notes have investment grade ratings from both Moody’s Investment Services, Inc. and Standard & Poor’s.

Events of Default

The Priority Indentures and Senior Indentures also provide for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and other monetary obligations on all the then outstanding Priority Notes and Senior Notes to be due and payable immediately. The Priority Indentures and Senior Indentures also provide for specified cross default and cross acceleration to other material indebtedness. It is also an event of default if more than $450.0 million aggregate principal amount of (1) the Company’s 13.5% Senior Subordinated Notes due 2015 (the “Senior Subordinated Notes”) remains outstanding on the date that is 90 days or 45 days, in the case of the Priority Notes and Senior Notes, respectively, prior to the scheduled maturity date of the Senior Subordinated Notes or (2) any unsecured indebtedness of the Company or any restricted subsidiary incurred to refinance the Senior Subordinated Notes remains outstanding on the date that is 90 days or 45 days, in the case of the Priority Notes and Senior Notes, respectively, prior to the scheduled maturity date of the such refinancing indebtedness.

Registration Rights Agreements

The 11.5% Senior Notes and the guarantees have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company has agreed to make an offer to exchange the 11.5% Senior Notes for registered, publicly tradable notes that have substantially identical terms as the 11.5% Senior Notes within 270 days following the original issue date of the 11.5% Senior Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the 11.5% Senior Notes if the exchange offer has not been completed within 360 days following the original issue date of the 11.5% Senior Notes.

The Priority Notes and the guarantees have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company has agreed to make an offer to exchange the Priority Notes for registered, publicly tradable notes that have substantially identical terms as the Priority Notes within 270 days following the original issue date of the Priority Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Priority Notes if the exchange offer has not been completed within 360 days following the original issue date of the Priority Notes.

The 14.875% Senior Notes and the guarantees have not been registered under the Securities Act. Under the 14.875% Senior Notes Exchange and Registration Rights Agreement, the holders of the 14.875% Senior Notes will not have registration rights until the later of (a) the date when 75% of the Senior Subordinated Notes have been repaid or refinanced and (b) the earlier of (i) October 12, 2013 and the date that is 90 days after a registration statement with respect to the Second Priority Notes has become effective. Thereafter, the holders of the 14.875% Senior Notes will have limited demand and piggy-back registration rights.

Senior Credit Facilities

Senior Term Facility

The Senior Term Facility consists of a senior secured Term Loan Facility (the “Term Loan Facility”; the term loan thereunder, the “Term Loan”) providing for a Term Loan in an aggregate principal amount of $1,000 million (net of $30 million of original issue discount). The Term Loan Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities of up to $250 million plus a certain amount depending on a secured first lien leverage ratio test included in the Term Loan Facility. The Term Loan bears interest at LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 6.00% or Prime plus a borrowing margin of 5.00% at the Company’s election, payable at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless a draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). The Term Loan amortizes in nominal quarterly installments, beginning September 30, 2012, equal to 0.25% of the original aggregate principal amount of the Term Loan and matures on October 12, 2017 (the “Term Loan Maturity Date”); provided that if more than $450 million aggregate principal amount of the Senior Subordinated Notes remain outstanding as of the date (the “First Springing Maturity Date”) occurring 90 days prior to the date of the scheduled maturity of the Senior Subordinated Notes, the Term Loan Facility will mature, and the balances of any then outstanding Term Loans will be payable, on the date occurring 90 days prior to the scheduled maturity of the Senior Subordinated Notes or in the event that more than $450 million aggregate principal amount of any unsecured indebtedness incurred to refinance the Senior Subordinated Notes remains outstanding on the date (the “Second Springing Maturity Date”) that is 90 days prior to the maturity date of such refinancing indebtedness, the Term Loan Facility will mature on the earlier of the Second Springing Maturity Date and October 12, 2017, provided further that the individual applicable lenders may agree to extend the maturity of their respective Term Loans upon the Company’s request and without the consent of any other applicable lender.

The Senior Term Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The Senior Term Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances. The guarantee of each Subsidiary Guarantor is a senior secured obligation of that Subsidiary Guarantor and ranks equal in right of payment with all existing and future senior indebtedness of that Subsidiary Guarantor and senior in right of payment to all existing and future subordinated indebtedness of such Subsidiary Guarantor.

Collateral

The Senior Term Facility and the related guarantees are secured by a first-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Senior Term Facility and the related guarantees are secured by a second-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayment

Prior to the first anniversary of the closing date of the Term Loan Facility, the loans under the Term Loan Facility may not be optionally prepaid. During the second and third years following the closing date of the Term Loan Facility, the Term Loans may be optionally prepaid at a price of 102% and 101%, respectively, of the principal amount being prepaid. On and after the third anniversary of the closing date of the Term Loan Facility, the Term Loans may be prepaid without premium or penalty. Under certain circumstances and subject to certain exceptions, the Term Loan Facility will be subject to mandatory prepayment in an amount equal to:

•	100% of the net proceeds (other than those that are used to purchase certain assets or to repay certain other indebtedness) of certain asset sales and certain insurance recovery events; and

•	50% of annual excess cash flow for any fiscal year, such percentage to decrease to 0% depending on the attainment of certain secured leverage ratio targets.

In addition, upon the incurrence of certain events constituting a Change of Control (as defined in credit agreement governing the Term Loan Facility (the “Term Loan Credit Agreement”)), the Company must offer to prepay the Term Loans (unless otherwise repaid) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repayment date.

Guarantee

The Company is the borrower under the Term Loan Facility. The Subsidiary Guarantors guarantee the Company’s payment obligations under the Term Loan Facility.

The Company’s obligations under the Term Loan Facility and the guarantees thereof are secured in favor of the collateral agent by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary owned directly by the Company or any Subsidiary Guarantors (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

Covenants

The Term Loan Facility contains a number of covenants that, among other things, limit the ability of the Company and its restricted subsidiaries, as described in the Term Loan Credit Agreement, to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company’s restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; enter into certain transactions with the Company’s affiliates; and prepay or amend the terms of certain indebtedness.

The Term Loan Facility also contains certain affirmative covenants, including financial and other reporting requirements.

Asset Based Lending Facility

The ABL Facility provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base). Extensions of credit under the ABL Facility will be limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments. As of October 28, 2012, the Company has $867 million of available borrowings under the ABL Facility (after giving effect to the borrowing base limitations and approximately $61 million in letters of credit issued and including $43 million of borrowings available on qualifying cash balances).

A portion of the ABL Facility is available for letters of credit and swingline loans. The ABL Facility also includes a sub-facility for loans and letters of credit in Canadian dollars. The ABL Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities to be included in the ABL Facility up to an aggregate maximum amount of $1,900 million for the total commitments under the ABL Facility (including all incremental commitments).

Until the date that is three months after the closing date of the ABL Facility, at the option of the applicable borrower, the interest rates applicable to the loans under the ABL Facility will be based, (i) in the case of U.S. dollar denominated loans, either a LIBOR plus 2.00% or Prime Rate plus 1.00% and (ii) in the case of Canadian dollar denominated loans, either the BA Rate plus 2.00% or the Canadian Prime Rate plus 1.00%. From and after the date that is three months after the closing date of the ABL Facility, the foregoing interest margins will be subject to a pricing grid, as included in ABL Facility agreement, based on average excess availability for the previous fiscal quarter. The ABL facility also contains a letter of credit fee computed at a rate per annum equal to the Applicable Margin (as defined in the agreement) then in effect for LIBOR Loans and an unused commitment fee subject to a pricing grid, as included in the ABL Facility agreement, based on the Average Daily Used Percentage (as defined in the agreement).

The ABL Facility will mature on April 12, 2017; provided that if more than $450 million aggregate principal amount of the Senior Subordinated Notes remain outstanding as of the date (the “First Springing Maturity Date”) occurring 90 days prior to the date of the scheduled maturity of the Senior Subordinated Notes, the ABL Facility will mature, and the balances of any then outstanding loans under the ABL Facility will be payable, on the date occurring 90 days prior to the scheduled maturity of the Subordinated Notes or in the event that more than $450 million aggregate principal amount of any unsecured indebtedness incurred to refinance the Subordinated Notes remains outstanding on the date (the “Second Springing Maturity Date”) that is 90 days prior to the scheduled maturity date of such refinancing indebtedness, the ABL Facility will mature on the earlier of the Second Springing Maturity Date and April 12, 2017; provided further that the individual applicable lenders may agree to extend the maturity of their respective loans under the ABL Facility upon the Company’s request and without the consent of any other applicable lender.

The ABL Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The ABL Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances as stipulated in the agreement.

The ABL Facility is secured by a first-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayments

The ABL Facility may be prepaid at the Company’s option at any time without premium or penalty and will be subject to mandatory prepayment if the outstanding ABL Facility exceeds either the aggregate commitments with respect thereto or the current borrowing base, in an amount equal to such excess. Mandatory prepayments do not result in a permanent reduction of the lenders’ commitments under the ABL Facility.

Guarantees

The Company and at the Company’s option, certain of the Company’s subsidiaries, including HD Supply Canada, Inc., a Canadian subsidiary (the “Canadian Borrower”), are the borrowers under the ABL Facility. The Subsidiary Guarantors guarantee the Company’s payment obligations under the ABL Facility (and, in the case of Canadian obligations, each direct and indirect wholly-owned Canadian subsidiary, subject to certain exceptions, in each case to the extent otherwise permitted by applicable law, regulation and contractual provision (the “Canadian Guarantors”) guarantee the Canadian Borrower’s payment obligations under the ABL Facility).

The Company’s obligations under the ABL Facility and the guarantees thereof, are secured in favor of the U.S. ABL collateral agent, by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary held directly by the Company or any Subsidiary Guarantor (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

The Canadian obligations under the ABL Facility are also secured by liens on substantially all assets of the Canadian Borrower and the Canadian Guarantors, subject to certain exceptions.

Covenants

The ABL Facility contains a number of covenants that, among other things, limit or restrict the Company’s ability and, in certain cases, the Company’s subsidiaries to make acquisitions, mergers, consolidations, dividends, and to prepay certain indebtedness (including the First Priority Notes, the Second Priority Notes and the 14.875% Senior Notes), in each case to the extent any such transaction would reduce availability under the ABL Facility below a specified amount.

In addition, if the Company’s specified excess availability (including an amount by which the Company’s borrowing base exceeds the existing commitments) under the ABL Facility falls below the greater of $150 million and 10% of the aggregate commitments (a “Liquidity Event”), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Facility.

The ABL Facility also contains certain affirmative covenants, including financial and other reporting requirements.

Events of Default under the ABL Facility and Term Loan Facility

The ABL Facility and Term Loan Facility also provide for customary events of default, including non-payment of principal, interest or fees, violation of covenants, material inaccuracy of representations or warranties, specified cross default and cross acceleration to other material indebtedness, certain bankruptcy events, certain ERISA events, material invalidity of guarantees or security interest, material judgments and changes of control.

13.5% Senior Subordinated Notes

On August 30, 2007, the Company issued $1,300 million of Senior Subordinated Notes due 2015 bearing interest at a rate of 13.5% (the “13.5% Senior Subordinated Notes”). Interest payments are due each March and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. During the second quarter of fiscal 2012, the Company repurchased $1 million aggregate principal of the 13.5% Senior Subordinated Notes at a 3% discount. As of October 28, 2012, the outstanding principal balance of the 13.5% Senior Subordinated Notes was $1,819 million. During October 2012, the Company issued a notice of partial redemption to redeem $930 million of the 13.5% Senior Subordinated Notes. See Note 15, Subsequent Events.

NOTE 6—DEBT

Long-term debt as of January 29, 2012 and January 30, 2011 consisted of the following (dollars in millions):

	January 29, 2012		January 30, 2011
	Outstanding Principal	Interest Rate %	Outstanding Principal	Interest Rate %
Term Loan due August 30, 2012	$73	1.53	$74	1.56
Term Loan due April 1, 2014	855	3.03	864	3.06
ABL Term Loan due April 1, 2014	214	3.56	214	3.53
12.0% Senior Notes due September 1, 2014	2,500	12.00	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,820	13.50	1,597	13.50

Total long-term debt	5,462		5,249
Less current installments	(82)		(10)

Long-term debt, excluding current installments	$5,380		$5,239

Senior Secured Credit Facility

The Company maintains a senior secured credit facility (the “Senior Secured Credit Facility”) comprised of a $928 million term loan (the “Term Loan”) and a $200 million revolving credit facility (the “Revolving Credit Facility”). On March 19, 2010, the Company entered into Amendment No. 3 (the “Cash Flow Amendment”) to its Senior Secured Credit Facility, dated as of August 30, 2007, by and among the Company, Merrill Lynch Capital Corporation, as administrative agent and collateral agent, and the other lenders and financial institutions from time to time party thereto. The Cash Flow Amendment extended the maturity date from August 30, 2012 to April 1, 2014 of approximately $874 million in principal amount of outstanding Term Loan under the Senior Secured Credit Facility. Home Depot, which guarantees payment of the Term Loan under the Senior Secured Credit Facility (“THD Guarantee”), consented to the Cash Flow Amendment. Concurrently, Home Depot and the Company entered into an agreement pursuant to which Home Depot consented to any later amendment to the Senior Secured Credit Facility, as amended, (similar in form and substance to the Cash Flow Amendment) that would extend the maturity of the remaining approximately $104 million of outstanding Term Loan to a date that is not later than the maturity date in effect from time to time under the Cash Flow Amendment. In addition, the Company entered into a letter agreement with Home Depot, pursuant to which the Company agreed that, while the THD Guarantee is outstanding, the Company would not voluntarily repurchase any 12.0% Senior Notes or 13.5% Senior Subordinated Notes, directly or indirectly, without Home Depot’s prior written consent, subject to certain exceptions, including debt repurchases with equity or permitted refinancings. The Company also agreed to prepay $30 million in aggregate principal amount of non-extending Term Loan under the Senior Secured Credit Facility. This prepayment was completed during the first quarter of fiscal 2010. The maturity date of the extended outstanding Term Loan may be further extended to a date not later than June 1, 2014, without further consent by the lenders, if Home Depot provides a notice electing to extend its guarantee of the Term Loan to such later date. However, Home Depot is under no obligation to provide such notice or make such election to further extend its guarantee, and the Company cannot provide any assurance that Home Depot will provide such notice or make such election or on what terms it might do so. The remaining outstanding non-extended Term Loan will mature on the original maturity date of such loan, i.e. August 30, 2012. The Senior Secured Credit Facility can be repaid at any time without penalty or premium.

The Cash Flow Amendment increased the borrowing margins applicable to the extended portion of the Term Loan by 150 basis points, such that the extended Term Loan bears interest at Prime plus 1.75% or LIBOR plus 2.75% at the Company’s election. The remaining non-extended Term Loan continues to bear interest at Prime plus 0.25% or LIBOR plus 1.25% at the Company’s election. Interest on the Term Loan is due at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless said draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). During fiscal 2011, the Term Loan due August 30, 2012 had an average outstanding balance of $73 million at a weighted average interest rate of 1.56% and the Term Loan due April 1, 2014 had an average outstanding balance of $860 million at a weighted average interest rate of 3.06%. During fiscal 2010, the Term Loan due August 30, 2012 had an average outstanding balance of $149 million at a weighted average interest rate of 1.54% and the Term Loan due April 1, 2014 had an average outstanding balance of $869 million at a weighted average interest rate of 3.11%.

The extended and non-extended portions of the Terms Loan outstanding under the Senior Secured Credit Facility, as amended, amortize in nominal quarterly installments equal to 0.25% of the original aggregate principal amount of the Term Loan. Additionally, beginning in fiscal 2009, the Company is required to pay down the Term Loan in an amount equal to 50% of Excess Cash Flow from the preceding fiscal year, as defined in the Term Loan agreement, such percentage is reduced to 0% upon the attainment of certain leverage ratio targets. Under the Excess Cash Flow provisions of the Senior Secured Credit Facility, the Company is not required to repay a portion of the Term Loan during fiscal 2012 and was not required to repay a portion of the Term Loan during fiscal 2011, fiscal 2010 or fiscal 2009.

The THD Guarantee was valued at $106 million at the issuance of the Senior Secured Credit Facility in August 2007 and was being amortized to interest expense over the original five-year life of the Term Loan on a straight-line basis which approximates the effective interest method. As a result of the extension of the THD Guarantee on the extended Term Loan, the amortization period of a pro-rata portion of the unamortized THD Guarantee has also been extended, on a straight-line basis, until April 1, 2014. During fiscal 2011, fiscal 2010, and fiscal 2009 the Company recorded amortization of the guarantee of $13 million, $14 million, and $21 million, respectively, which is reflected in Interest Expense in the Consolidated Statements of Operations. In connection with the $30 million prepayment of the non-extending portion of the Term Loan under the Senior Secured Credit Facility, the Company wrote-off the unamortized pro-rata portion of the THD Guarantee and the unamortized pro-rata portion of deferred debt costs, resulting in a pre-tax charge of $2 million in fiscal 2010. This charge is reflected in Other (income) expense, net in the Consolidated Statements of Operations.

The Revolving Credit Facility is due August 30, 2013 and bears interest at Prime plus 3.0% or LIBOR plus 4.0% at the Company’s election. The Revolving Credit Facility also has a 0.5% unused commitment fee and a Letter of Credit fee of 4.0% per annum. There were no amounts outstanding under the Revolving Credit Facility as of January 29, 2012 or January 30, 2011. During fiscal 2011, the Revolving Credit Facility had an average outstanding balance of zero. During fiscal 2010, the Revolving Credit Facility had an average outstanding balance of $125 million at a weighted average interest rate of 4.28%. As of January 29, 2012 and January 30, 2011, there were no outstanding Letters of Credit under the Revolving Credit Facility. Interest on the Revolving Credit Facility is due at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless said draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly).

In addition to Home Depot’s guarantee of the Term Loan payments, the Senior Secured Credit Facility is further collateralized by all of the capital stock of HD Supply, Inc. and its subsidiary guarantors and by 65% of the capital stock of its foreign subsidiaries as well as by other tangible and intangible assets owned by the Company subject to the priority of liens described in the guarantee and collateral agreement dated as of August 30, 2007. The Senior Secured Credit Facility contains various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants. The Senior Secured Credit Facility is subject to an acceleration clause under an Event of Default, as defined in the Senior Secured Credit Facility agreement. Management believes the likelihood of such acceleration to be remote.

Asset Based Lending Credit Agreement

The Company maintains a $2.1 billion asset based lending credit agreement (the “ABL Credit Facility”) subject to borrowing base limitations. On March 19, 2010, the Company entered into the Limited Consent and Amendment No. 3 (the “ABL Amendment”) to its ABL Credit Facility, dated as of August 30, 2007, by and among the Company, certain subsidiaries of the Company, GE Business Financial Services Inc. (formerly known as Merrill Lynch Business Financial Services Inc.), as administrative agent and collateral agent, GE Canada Finance Holding Company, as Canadian administrative agent and Canadian collateral agent, and the several lenders and financial institutions from time to time parties thereto. Pursuant to the ABL Amendment, the Company (i) converted approximately $214 million of commitments under the ABL Credit Facility into a term loan (the “ABL Term Loan”), (ii) extended the maturity date of approximately $1,537 million of the commitments under the ABL Credit Facility (the “ABL Revolving Credit Facility”) from August 30, 2012 to the later of April 1, 2014 and the maturity date of the extended Term Loan under the Cash Flow Amendment, and (iii) reduced the total commitments under the ABL Credit Facility by approximately $45 million. The ABL Term Loan does not amortize and the entire principal amount thereof is due and payable on the later of April 1, 2014 and the maturity date of the extended Term Loan under the Senior Secured Credit Facility, as amended. The remaining approximately $304 million of commitments under the ABL Credit Facility mature on the original maturity date of such commitments, i.e. August 30, 2012. The ABL Credit Facility can be repaid at any time without penalty or premium.

The ABL Amendment provided for a borrowing rate of Prime plus 2.25% or LIBOR plus 3.25% per annum applicable to the ABL Term Loan and increased the borrowing margins applicable to the extended portion of the ABL Revolving Credit Facility by 175 basis points and the commitment fee applicable to such portion by 50 basis points, such that the extended ABL Revolving Credit Facility bears interest at Prime plus 2.25% or LIBOR plus 3.25% per annum at the Company’s election and contains an unused commitment fee of 0.75%. The non-extended ABL Revolving Credit Facility continues to bear interest at Prime plus 0.5% or LIBOR plus 1.5% per annum at the Company’s election and contain an unused commitment fee of 0.25%.

As of January 29, 2012, there were no amounts outstanding under the ABL Revolving Credit Facility due August 30, 2012 or the ABL Revolving Credit Facility due April 1, 2014. During fiscal 2011, the ABL Term Loan had an average outstanding balance of $214 million at a weighted average interest rate of 3.50%, the ABL Revolving Credit Facility due August 30, 2012 had an average outstanding balance of $12 million at a weighted average interest rate of 1.76%, and the ABL Revolving Credit Facility due April 1, 2014 had an average outstanding balance of $77 million at a weighted average interest rate of 3.51%. During fiscal 2010, the ABL Term Loan had an average outstanding balance of $214 million at a weighted average interest rate of 3.60%, the ABL Revolving Credit Facility due August 30, 2012 had an average outstanding balance of $59 million at a weighted average interest rate of 2.01%, and the ABL Revolving Credit Facility due April 1, 2014 had an average outstanding balance of $57 million at a weighted average interest rate of 3.58%.

As of January 29, 2012, the Company had available borrowings under the ABL Credit Facility of $993 million, after giving effect to the borrowing base limitations and letters of credit issued and including $57 million of borrowings available on qualifying cash balances. The Company can use up to $400 million of its available borrowing under the ABL Credit Facility for Letters of Credit which are charged a fee of 1.5% per annum for amounts borrowed under the non-extended portion and 3.25% per annum for amounts borrowed under the extended portion. As of January 29, 2012, there were approximately $9 million and $57 million, respectively, of Letters of Credit outstanding under the ABL Credit Facility due August 30, 2012 and April 1, 2014, respectively. As of January 30, 2011, there were approximately $11 million and $60 million, respectively, of Letters of Credit outstanding under the ABL Credit Facility due August 30, 2012 and April 1, 2014, respectively.

The ABL Credit Facility contains various restrictive covenants including a limitation on the amount of dividends to be paid. In addition, if the Company’s availability under the ABL Credit Facility falls below $210 million (a “Liquidity Event”), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Credit Facility. The Company is in compliance with all such covenants. The ABL Credit Facility is collateralized by all of the capital stock of HD Supply, Inc. and its subsidiary guarantors and by 65% of the capital stock of its foreign subsidiaries as well as by other tangible and intangible assets owned by the Company subject to the priority of liens described in the guarantee and collateral agreement dated as of August 30, 2007. The ABL Credit Facility is subject to an acceleration clause in a Liquidity Event or an Event of Default, as defined in the ABL Credit Facility agreement. Under such acceleration, the administrative agent can direct payments from the Company’s depository accounts to directly pay down the outstanding balance under the ABL Credit Facility. Management believes the likelihood of such acceleration to be remote.

In connection with the Cash Flow Amendment and ABL Amendment, the Company incurred financing fees of approximately $34 million, of which approximately $31 million were deferred and is being amortized into interest expense over the term of the amended facilities in accordance with U.S. GAAP for debt modifications (ASC 470-50, Debt-Modifications and Extinguishments). The non-deferred financing fees are reported in Other (income) expense, net in the Consolidated Statements of Operations.

Lehman Brothers and Woodlands Commercial Bank

Lehman Brothers Special Financing Inc. and Lehman Commercial Paper, Inc. (together “Lehman Brothers”) is committed to fund up to $95 million of the non-extended portion of the Company’s $2.1 billion ABL Credit Facility, maturing August 30, 2012, and Woodlands Commercial Bank (“Woodlands,” f/k/a Lehman Commercial Bank, an affiliate of Lehman Brothers) is committed to fund $100 million of the Company’s $300 million original availability under the Revolving Credit Facility.

On September 15, 2008, Lehman Brothers filed a petition under Chapter 11 of the U.S. Bankruptcy Code with the United States Bankruptcy Court for the Southern District of New York (“Lehman’s bankruptcy”). Subsequent to Lehman’s bankruptcy, the Company drew down on the ABL Credit Facility and Lehman Brothers failed to fund their portion of the ABL Credit Facility commitment. Lehman is currently in the process of emerging from bankruptcy and is expected to cure their default on the ABL Credit Facility commitment. As of January 29, 2012, there were no outstanding borrowings under the ABL Credit Facility from Lehman Brothers.

On April 21, 2011, the Company drew down the entire $300 million Revolving Credit Facility and Woodlands failed to fund their $100 million Revolving Credit Facility commitment. The following day, the Company repaid the entire Revolving Credit Facility balance. As a result of Woodlands’ default, the Company no longer pays the 0.5% unused commitment fee on Woodlands’ $100 million Revolving Credit Facility commitment and the Revolving Credit Facility is effectively reduced to $200 million.

12.0% Senior Notes

On August 30, 2007, the Company issued $2.5 billion of Senior Notes bearing interest at a rate of 12.0% (the “12.0% Senior Notes”). Interest payments are due each March 1st and September 1st through maturity. The 12.0% Senior Notes mature on September 1, 2014 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106% plus accrued interest
September 1, 2012 – August 31, 2013	103% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

The 12.0% Senior Notes contain various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants.

13.5% Senior Subordinated Notes

On August 30, 2007, the Company issued $1.3 billion of Senior Subordinated PIK Notes bearing interest at a rate of 13.5% (the “13.5% Senior Subordinated Notes”). Interest payments are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were payments in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. During fiscal 2009, the Company repurchased $252 million principal amount, plus accrued interest of $15 million, of the 13.5% Senior Subordinated Notes for $62 million. As a result, we recognized a $200 million pre-tax gain for the extinguishment of this portion of the 13.5% Senior Subordinated Notes, net of the write-off of unamortized deferred debt issuance costs. As a result of PIK interest capitalizations and the extinguishment of a portion of the principal, as of January 29, 2012, the outstanding principal balance of the 13.5% Senior Subordinated Notes was $1.8 billion.

The 13.5% Senior Subordinated Notes mature on September 1, 2015 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106.75% plus accrued interest
September 1, 2012 – August 31, 2013	103.375% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

The 13.5% Senior Subordinated Notes contain various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants.

The 12.0% Senior Notes and the 13.5% Senior Subordinated Notes are both fully and unconditionally guaranteed by the Company’s direct or indirect wholly-owned domestic subsidiaries. These guarantees can automatically be released under customary circumstances, including the sale of the assets of the subsidiary providing the guarantee. See the section titled “Description of Notes” of the Company’s Registration Statement on Form S-4 filed with the SEC on July 27, 2009 for a detailed description of the Company’s outstanding notes, including a discussion of each of the circumstances under which subsidiary guarantees may be released.

Debt Maturities

Maturities of long-term debt outstanding, in principal amounts, at January 29, 2012 are summarized below (amounts in millions):

Fiscal Year	Maturities
2012	$82
2013	10
2014	3,550
2015	1,820

Total	$5,462